Shareholder Report, Line Graph (Details) - USD ($)	Jul. 31, 2025	Apr. 30, 2025	Jan. 31, 2025	Oct. 31, 2024	Jul. 31, 2024	Apr. 30, 2024	Jan. 31, 2024	Oct. 31, 2023	Jul. 31, 2023	Apr. 30, 2023	Jan. 31, 2023	Oct. 31, 2022	Oct. 13, 2022
C000237980 [Member]
Account Value [Line Items]
Accumulated Value	$ 18,485	$ 16,311	$ 17,494	$ 16,027	$ 15,218	$ 14,068	$ 13,250	$ 11,057	$ 12,092	$ 10,787	$ 11,339	$ 10,736	$ 10,000
S&P Composite 1500 Total Return Index ($17,630) [Member]
Account Value [Line Items]
Accumulated Value	$ 17,630	$ 15,472	$ 16,803	$ 15,833	$ 15,327	$ 13,924	$ 13,357	$ 11,511	$ 12,607	$ 11,406	$ 11,192	$ 10,560	$ 10,000